Inventories	12 Months Ended
Sep. 30, 2025
Inventories [Abstract]
INVENTORIES

7. INVENTORIES

As of September 30, 2024 and 2025, inventories and reserve of inventories consisted of the following:

	As of September 30,
	2024	2025
Raw materials (1)	$274,199	$310,520
Finished goods (2)	217,248	70,624
Work in progress (3)	31,493	-
Inventories	$522,940	$381,144

(1)	Raw materials included components and parts for manufacturing electronic control systems and the provision of maintenance service.

(2)	Finished goods included battery packs and electronic control systems.

(3)	Work in progress included work in progress of electronic control systems.

For the years ended September 30, 2023, 2024 and 2025, the Group made provision for inventory valuation allowance of $91,874, $19,979 and $28,552, respectively.